Financial Instruments - Financial Assets Recorded at FVTPL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 8.3	$ 7.3
Equity securities | FVTPL | Investments
Disclosure of financial assets [line items]
Unrealized losses on investments	(6.5)	(16.6)
Realized gains on investments	1.0	0.4
Gains (losses) on financial assets at fair value through profit or loss	$ (5.5)	$ (16.2)